'33 Act File No. 2-73024
'40 Act File No. 811-3213

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 2004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 77	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 78	[X]

(Check appropriate box or boxes)

GARTMORE VARIABLE INSURANCE TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

12OO RIVER ROAD
CONSHOHOCKEN, PENNSYLVANIA 19428
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

Registrant's Telephone Number, including Area Code: (484) 530-1300

Send Copies of Communications to:
JAMES BERNSTEIN, ESQ.	MS. BARBARA A. NUGENT, ESQ.
12OO RIVER ROAD, SUITE 1000	STRADLEY, RONON, STEVENS, & YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on December 24, 2004 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post effective amendment designated a new effective date for a previously filed post effective amendment.

Explanatory Note

This Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(iii) and incorporates by reference (i) a Supplement to the Sector Series Prospectus for the Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Global Technology and Communications Fund, and Gartmore GVIT Global Utilities Fund filed on July 29, 2004; (ii) a Supplement to the International Series Prospectus for the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund filed on July 29, 2004; (iii) a Supplement to the Leadership Series Prospectus for the Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Worldwide Leaders Fund filed on July 29, 2004; (iv) a Supplement to the Developing Markets Series Prospectus for the Gartmore GVIT Developing Markets Fund filed on July 29, 2004; (v) the combined Statement of Additional Information for all series of the Registrant filed on July 29, 2004; and (vi) Part C filed on July 29, 2004. This Amendment is being filed for the purposes of delaying the effectiveness of Post Effective Amendment No. 73 until December 24, 2004.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 77, 78 respectively, to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 24th day of November, 2004.

GARTMORE VARIABLE INSURANCE TRUST

By:
James Bernstein, Assistant Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 77 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 24TH DAY OF NOVEMBER, 2004.

Signature & Title

Principal Executive Officer
PAUL J. HONDROS*

Paul J. Hondros, Trustee and Chairman

Principal Accounting and Financial Officer

GERALD J. HOLLAND*

Gerald J. Holland, Treasurer

CHARLES E. ALLEN*

Charles E. Allen, Trustee

MICHAEL J. BARESICH*

Michael J. Baresich, Trustee

PAULA H.J. CHOLMONDELEY*

Paula H.J. Cholmondeley, Trustee

C. BRENT DEVORE*

C. Brent Devore, Trustee

ROBERT M. DUNCAN*

Robert M. Duncan, Trustee

BARBARA HENNIGAR*

Barbara Hennigar, Trustee

THOMAS J. KERR, IV*

Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRINDLER*

Douglas F. Kridler, Trustee

ARDEN L. SHISLER*

Arden L. Shisler, Trustee

DAVID C. WETMORE*

David C. Wetmore, Trustee

*By:

James Bernstein, Attorney-In Fact